Income Tax (Details) - Schedule of reconciliation of federal income tax rate	6 Months Ended
Dec. 31, 2020
Schedule of reconciliation of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%
Change in fair value of derivative warrant liabilities	(23.40%)
State taxes, net of federal tax benefit	0.00%
Change in valuation allowance	2.40%